Employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff costs comprised:
Directors' salaries	$ 201	$ 211	$ 214
Wages and salaries	1,669	1,107	786
Social security costs	596	491	38
Share based payment charge	671	539	1,015
Employees, total	3,138	2,348	2,053
The average monthly number of employees, including directors, employed by the group during the year was:
Research and Development	6	6	2
Corporate and administration	5	5	4
Average monthly number of employees, including directors, employed by the group	$ 11	$ 11	$ 6